16. Regulatory credits recoverable	12 Months Ended
Dec. 31, 2018
Regulatory Credits Recoverable
Regulatory credits recoverable

These refer to Fistel credit (“Fundo de Fiscalização das Telecomunicações”) amounts arising from the reduction of the client base, which may be offset by future changes in the base, or used to reduce future obligations, and are expected to be used toward settlement of the TFF (“Taxa de Fiscalização de Funcionamento”) payable to Fistel annually in the month of March.